Expense Example, No Redemption (USD $)	12 Months Ended
Dec. 31, 2011
Vanguard Tax-Managed Balanced Fund - Admiral Shares | Vanguard Tax-Managed Balanced Fund
Expense Example, No Redemption:
1 YEAR	$ 12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Tax-Managed Small-Cap Fund - Admiral Shares | Vanguard Tax-Managed Small-Cap Fund
Expense Example, No Redemption:
1 YEAR	13
3 YEAR	42
5 YEAR	73
10 YEAR	166
Vanguard Tax-Managed Small-Cap Fund - Institutional Shares | Vanguard Tax-Managed Small-Cap Fund
Expense Example, No Redemption:
1 YEAR	9
3 YEAR	29
5 YEAR	51
10 YEAR	115
Vanguard Tax-Managed International Fund - Admiral Shares | Vanguard Tax-Managed International Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares | Vanguard Tax-Managed Capital Appreciation Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Tax-Managed Growth and Income Fund - Institutional Shares | Vanguard Tax-Managed Growth and Income Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Tax-Managed International Fund - Institutional Shares | Vanguard Tax-Managed International Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Tax-Managed International Fund - ETF Shares | Vanguard Tax-Managed International Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Tax-Managed Growth and Income Fund - Admiral Shares | Vanguard Tax-Managed Growth and Income Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares | Vanguard Tax-Managed Capital Appreciation Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	$ 154